Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (Unaudited)

20. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 (in thousands, except per share data). The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter(2)	4th Quarter(3)
Revenues - as reported	$255,477	$381,059	$384,786	$407,391
Discontinued operations	(9,720)	(7,240)	(7,432)	(5,724)
Revenues - as adjusted(1)	$245,757	$373,819	$377,354	$401,667
Net income (loss) attributable to common stockholders	$23,372	$69,847	$36,607	$27,282
Net income (loss) attributable to common stockholders per share:
Basic	$0.15	$0.40	$0.21	$0.15
Diluted	0.15	0.39	0.21	0.15

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter(4)	4th Quarter
Revenues - as reported	$152,759	$163,131	$176,146	$202,456
Discontinued operations	(16,760)	(16,390)	(14,368)	(11,596)
Revenues - as adjusted(1)	$135,999	$146,741	$161,778	$190,860
Net income attributable to common stockholders	$25,812	$45,646	$(4,563)	$39,988
Net income attributable to common stockholders per share:
Basic	$0.21	$0.37	$(0.04)	$0.29
Diluted	0.21	0.37	(0.04)	0.29

(1) We have reclassified the income attributable to the properties sold prior to or held for sale at March 31, 2012 to discontinued operations. See Note 5.
(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
(3) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
(4) The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ($28,918,000) and transaction costs ($18,835,000).